Warrants and warrant liability - Disclosure of outstanding warrants to acquire common shares of the Company (Detail) - $ / shares	Dec. 31, 2025	Oct. 20, 2025
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	18,650,000	4,550,000
Exercise price	$ 2.36	$ 0.001
November 26, 2026 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	100,000
Exercise price	$ 19.5
October 20, 2030 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	14,000,000
Exercise price	$ 3
October 27, 2025 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	4,550,000
Exercise price	$ 0.001